UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

June 30, 2018

SFR-QTLY-0818
1.924296.106

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 91.7%
	Principal Amount	Value
Aerospace - 1.1%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.84% 7/7/22 (a)(b)	$1,157,268	$1,157,754
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.4756% 5/30/25 (a)(b)	927,675	919,706
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 6/9/23 (a)(b)	980,071	973,211
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7298% 8/22/24 (a)(b)	990,025	981,778
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/28/21 (a)(b)	405,000	394,875
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 4/30/25 (a)(b)	500,000	501,750
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.28% 4/30/26 (a)(b)	100,000	99,750

TOTAL AEROSPACE		5,028,824

Air Transportation - 0.2%
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8073% 10/5/24 (a)(b)	621,879	619,547
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0911% 2/23/25 (a)(b)	460,000	455,809

TOTAL AIR TRANSPORTATION		1,075,356

Automotive & Auto Parts - 1.1%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/1/24 (a)(b)	422,143	421,615
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2303% 2/1/25 (a)(b)	120,000	121,500
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 4.1% 12/31/18 (a)(b)	389,135	389,458
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.85% 6/30/23 (a)(b)	445,401	441,873
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 11/27/20 (a)(b)	1,600,390	1,534,374
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.302% 11/27/21 (a)(b)	1,425,000	1,144,745
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 3/31/24 (a)(b)	341,947	341,397
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4803% 4/18/23 (a)(b)	628,849	642,998

TOTAL AUTOMOTIVE & AUTO PARTS		5,037,960

Broadcasting - 1.2%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8379% 11/18/24 (a)(b)	1,492,500	1,470,113
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 9.052% 1/30/19 (a)(b)(c)	2,035,000	1,548,126
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.85% 12/18/20 (a)(b)	924,202	922,474
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2256% 8/23/24 (a)(b)	660,013	659,187
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (b)(d)	1,000,000	995,630

TOTAL BROADCASTING		5,595,530

Building Materials - 1.2%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2796% 1/2/25 (a)(b)	498,750	495,219
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/1/25 (a)(b)	319,844	317,445
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0844% 2/1/26 (a)(b)	135,000	135,338
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8444% 6/1/25 (a)(b)	990,000	981,753
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 6/1/25 (b)(d)	750,000	746,250
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 10/17/23 (a)(b)	246,264	246,941
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 12/14/24 (a)(b)	383,075	381,401
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.34% 9/27/24 (a)(b)	1,135,000	1,133,581
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8344% 5/21/22 (a)(b)	1,143,346	1,143,346

TOTAL BUILDING MATERIALS		5,581,274

Cable/Satellite TV - 2.4%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 7/28/25 (a)(b)	493,762	489,753
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.09% 5/1/24 (a)(b)	331,650	332,065
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 4/30/25 (a)(b)	5,472,500	5,460,515
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5733% 1/25/26 (a)(b)	1,430,000	1,424,037
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.99% 1/15/25 (a)(b)	263,013	262,684
Telesat Canada Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.81% 11/17/23 (a)(b)	595,967	590,937
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5733% 1/15/26 (a)(b)	1,000,000	991,880
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3351% 8/19/23 (a)(b)	1,579,543	1,504,514

TOTAL CABLE/SATELLITE TV		11,056,385

Capital Goods - 0.4%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 3/13/25 (a)(b)	580,496	579,225
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5625% 5/9/25 (a)(b)	375,000	375,000
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 5/18/24 (a)(b)	473,923	470,221
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 7/30/24(a)(b)	306,428	306,314

TOTAL CAPITAL GOODS		1,730,760

Chemicals - 2.5%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8007% 5/17/24 (a)(b)	495,000	493,144
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 11/18/23 (a)(b)	556,525	558,267
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 3/29/24 (a)(b)	260,620	258,504
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0994% 3/28/25 (a)(b)	423,938	423,408
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7303% 3/28/26 (a)(b)	250,000	251,563
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.953% 5/31/23 (a)(b)	990,000	992,782
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 3/8/25 (a)(b)	500,000	497,915
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (a)(b)	769,692	769,692
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 6/7/20 (a)(b)	803,466	801,964
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3344% 3/13/25 (a)(b)	748,125	753,272
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.875% 10/11/24 (a)(b)	1,124,350	1,121,539
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/8/25 (a)(b)	298,500	297,008
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.85% 4/3/25 (a)(b)	405,287	399,715
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0935% 9/6/24 (a)(b)	744,375	742,328
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (a)(b)	538,457	537,919
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (a)(b)	1,242,593	1,241,350
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 7/1/24 (a)(b)	459,240	457,844
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 8/8/24 (a)(b)	406,925	406,925
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (a)(b)	232,105	231,186
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (a)(b)	397,895	396,319

TOTAL CHEMICALS		11,632,644

Consumer Products - 1.4%
American Greetings Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5935% 4/6/24 (a)(b)	400,000	402,000
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.31% 7/3/20 (a)(b)	368,379	356,179
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.5935% 2/15/23 (a)(b)	1,638,132	1,649,402
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4803% 5/1/25 (a)(b)	1,000,000	976,670
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.9803% 1/26/24 (a)(b)	479,551	477,853
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0732% 6/15/25 (a)(b)	375,000	374,768
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0066% 11/29/24 (a)(b)	2,437,500	2,461,119

TOTAL CONSUMER PRODUCTS		6,697,991

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3125% 2/1/24 (a)(b)	406,672	394,472
Containers - 2.0%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9998% 11/7/25 (a)(b)	1,895,000	1,882,209
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.0062% 10/1/22 (a)(b)	1,859,876	1,855,896
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 1/6/21 (a)(b)	1,213,791	1,210,757
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5917% 4/3/24 (a)(b)	247,500	245,993
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 5/16/24 (a)(b)	400,950	398,645
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 5/22/24 (a)(b)	739,422	737,943
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3118% 1/29/25 (a)(b)	740,000	739,689
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 8/3/22 (a)(b)	99,449	98,703
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6% 10/14/24 (a)(b)	263,013	261,182
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.125% 7/26/23 (a)(b)	358,613	359,061
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 2/5/23 (a)(b)	1,695,544	1,690,593

TOTAL CONTAINERS		9,480,671

Diversified Financial Services - 3.4%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 4/4/24 (a)(b)	987,500	985,772
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8629% 10/31/24 (a)(b)	1,105,000	1,102,061
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1% 4/27/24 (a)(b)	1,262,250	1,258,198
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/13/25 (a)(b)	738,150	734,304
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 10/6/23 (a)(b)	1,605,000	1,602,994
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 12/27/22 (b)(d)	728,454	728,301
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.37% 2/9/23 (a)(b)	1,334,091	1,330,195
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 7/3/24 (a)(b)	556,349	555,887
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.375% 3/29/25 (a)(b)	428,925	428,925
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 3/1/25 (a)(b)	1,045,000	1,040,298
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.35% 7/3/24 (a)(b)	495,000	493,763
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 6/30/24 (a)(b)	565,732	561,846
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0851% 12/5/20 (a)(b)	308,171	307,786
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (a)(b)(e)	59,524	59,449
3 month U.S. LIBOR + 3.750% 6.203% 9/29/24 (a)(b)	437,173	436,626
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 12/8/23 (a)(b)	740,625	716,555
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7319% 11/9/24 (a)(b)	497,500	497,913
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 6/12/25 (b)(d)	750,000	747,188
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 4/9/23 (a)(b)	1,428,778	1,423,820
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.24% 8/18/23 (a)(b)	810,563	810,360

TOTAL DIVERSIFIED FINANCIAL SERVICES		15,822,241

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.875% 3/16/25 (a)(b)	658,350	657,527
Electric Utilities No Longer Use - 0.2%
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.0572% 12/1/25 (a)(b)	1,000,000	992,780
Energy - 4.9%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5935% 5/18/23 (a)(b)	1,079,548	1,080,897
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4211% 6/22/24 (a)(b)	879,239	858,357
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0879% 5/21/25 (a)(b)	750,000	750,000
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4661% 12/31/21 (a)(b)	2,425,000	2,679,625
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8379% 12/31/22 (a)(b)	1,750,000	1,779,540
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5935% 8/23/21 (a)(b)	2,770,000	2,895,232
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.808% 7/29/21 (a)(b)	1,613,667	1,615,685
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5245% 5/7/25 (a)(b)	1,500,000	1,488,750
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/13/25 (a)(b)	389,025	387,080
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (a)(b)	297,548	214,234
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (a)(b)	29,418	21,181
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1088% 3/28/22 (a)(b)	691,893	686,490
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8435% 4/16/21 (a)(b)	787,891	789,530
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0851% 3/1/24 (a)(b)	1,000,000	980,630
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.24% 5/3/25 (a)(b)	105,000	105,315
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.59% 8/25/23 (a)(b)	1,884,175	1,621,955
Keane Group Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.75% 5/25/25 (a)(b)	370,000	369,075
Lucid Energy Group Ii Borrower Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0851% 2/16/25 (a)(b)	997,500	991,266
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 10/30/24 (a)(b)	771,125	763,414
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2303% 12/9/21 (a)(b)	1,375,924	1,231,452
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 6/26/22 (a)(b)	916,591	917,737
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0978% 11/8/22 (a)(b)	258,700	258,268

TOTAL ENERGY		22,485,713

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 12/15/23 (a)(b)	355,500	353,946
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 12/15/22 (a)(b)	487,500	485,370
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 7/8/22 (a)(b)	1,033,186	1,024,146
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 7/8/23 (a)(b)	215,000	208,013
SMG U.S. Midco 2, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 1/23/25 (a)(b)	204,488	203,976
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0935% 1/23/26 (a)(b)	25,000	25,167

TOTAL ENTERTAINMENT/FILM		2,300,618

Environmental - 0.6%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2529% 8/1/24 (a)(b)	263,675	263,345
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3241% 12/18/20 (a)(b)	922,689	922,689
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7303% 9/28/24 (a)(b)	457,700	456,327
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 12/20/24 (a)(b)	899,770	898,645

TOTAL ENVIRONMENTAL		2,541,006

Food & Drug Retail - 4.7%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/6/24 (a)(b)	497,569	498,191
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.7303% 8/25/21 (a)(b)	7,065,226	6,991,394
3 month U.S. LIBOR + 3.000% 5.3194% 6/22/23 (a)(b)	1,186,812	1,173,128
3 month U.S. LIBOR + 3.000% 5.337% 12/21/22 (a)(b)	1,097,100	1,086,338
Albertsons Companies, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 6/1/23 (b)(d)	500,000	499,065
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.1983% 5/31/24 (a)(b)	2,750,000	2,645,170
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/21/21 (a)(b)	1,444,330	1,442,525
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7805% 10/30/22 (a)(b)	2,988,791	2,963,386
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7303% 11/25/20 (a)(b)	72,457	72,140
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4685% 11/25/22 (a)(b)	2,041,751	2,030,909
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/27/23 (a)(b)	967,879	966,427
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 11/15/22 (a)(b)	1,090,715	1,063,447
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 5.4803% 6/8/24 (a)(b)	167,869	167,785
3 month U.S. LIBOR + 3.500% 5.4803% 6/8/24 (a)(b)	100,722	100,671

TOTAL FOOD & DRUG RETAIL		21,700,576

Food/Beverage/Tobacco - 1.7%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 3/20/24 (a)(b)	261,697	262,598
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0747% 12/16/23 (a)(b)	492,500	489,422
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/7/23 (a)(b)	1,261,542	1,261,542
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6% 6/28/20 (a)(b)	677,536	581,549
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3375% 2/6/25 (a)(b)	314,213	311,149
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/24/24 (a)(b)	1,915,650	1,902,739
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8435% 6/30/22 (a)(b)	1,085,000	1,022,613
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3435% 6/30/21 (a)(b)	750,452	739,195
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 6/27/23 (a)(b)	1,225,000	1,222,709

TOTAL FOOD/BEVERAGE/TOBACCO		7,793,516

Gaming - 7.9%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 7/1/23 (a)(b)	471,387	464,613
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3435% 2/15/24 (a)(b)	579,696	582,838
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1048% 10/19/24 (a)(b)	1,406,227	1,395,456
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4875% 9/15/23 (a)(b)	687,427	688,375
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 12/22/24 (a)(b)	8,955,000	8,919,969
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 12/27/24 (a)(b)	328,350	327,940
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 4/18/24 (a)(b)	428,917	426,236
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 8/25/24 (a)(b)	524,713	523,837
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.375% 4/17/24 (a)(b)	1,049,126	1,044,541
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.6019% 3/15/24 (a)(b)	932,663	929,753
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4725% 3/13/25 (a)(b)	905,000	905,000
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.1% 10/20/24 (a)(b)	1,990,000	1,983,791
3 month U.S. LIBOR + 7.000% 9.1% 10/20/25(a)(b)	500,000	505,625
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.823% 10/4/23 (a)(b)	4,826,227	4,816,864
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 4/25/24 (a)(b)	361,350	359,695
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 3/27/25 (a)(b)	1,496,250	1,484,759
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.3529% 4/25/21 (a)(b)	624,375	622,814
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 10/14/23 (a)(b)	339,649	319,779
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.9062% 8/14/24 (a)(b)	3,887,432	3,858,276
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 7/29/25 (b)(d)	3,250,000	3,252,048
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6% 6/8/23 (a)(b)	1,697,769	1,689,755
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 11/27/20 (a)(b)	346,816	347,249
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.85% 12/31/21 (a)(b)	810,000	806,963
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.35% 5/31/24 (a)(b)	457,048	457,619

TOTAL GAMING		36,713,795

Healthcare - 5.8%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 4/17/21 (a)(b)	150,000	146,625
Albany Molecular Research, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 8/30/24 (a)(b)	337,350	336,085
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 6/22/24 (a)(b)	757,350	753,328
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 5.3072% 12/31/19 (a)(b)	781,751	780,164
Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5572% 1/27/21 (a)(b)	1,599,780	1,559,993
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.74% 6/1/22 (a)(b)	385,000	384,519
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.74% 2/6/26 (a)(b)	250,000	247,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0836% 2/6/25 (a)(b)	379,050	375,260
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.99% 12/1/23 (a)(b)	1,034,746	1,032,594
Equian Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3336% 5/19/24 (a)(b)	497,487	495,413
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 6/30/24 (a)(b)	405,900	405,056
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 3/13/25 (a)(b)	997,500	999,625
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 3/18/23 (a)(b)	2,842,139	2,842,139
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8313% 8/18/22 (a)(b)	408,375	410,417
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (a)(b)	607,492	606,732
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6/18/24 (b)(d)	825,000	798,188
MedPlast Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6/22/25 (b)(d)	180,000	179,663
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 6/7/23 (a)(b)	841,499	836,105
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.336% 6/30/25 (a)(b)	2,930,790	2,917,983
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 8/11/24 (a)(b)	1,408,890	1,400,084
Press Ganey Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 10/21/23 (a)(b)	492,500	491,269
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.5935% 10/21/24 (a)(b)	224,720	227,529
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.5% 2/22/24 (a)(b)	658,350	656,704
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 6/23/24 (a)(b)	654,196	651,416
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.3344% 12/31/23 (a)(b)	900,000	897,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 12/31/22 (a)(b)	1,756,895	1,729,804
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9825% 6/1/25 (a)(b)	3,305,663	3,292,242
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.7303% 2/11/23 (a)(b)	445,221	445,408
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 12/1/24 (a)(b)	746,250	740,884

TOTAL HEALTHCARE		26,640,479

Homebuilders/Real Estate - 1.9%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.551% 11/4/21 (a)(b)	1,470,913	1,467,398
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 1/30/24 (a)(b)	705,769	707,978
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 1/30/24 (a)(b)	45,187	45,329
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.013% 3/23/25 (a)(b)	1,390,434	1,382,175
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.089% 4/12/25 (a)(b)	1,000,000	996,880
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2796% 2/8/25 (a)(b)	1,476,517	1,471,910
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0836% 12/22/24 (a)(b)	2,863,636	2,841,271

TOTAL HOMEBUILDERS/REAL ESTATE		8,912,941

Hotels - 1.0%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 8/30/23 (a)(b)	468,344	465,066
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 11/30/23 (a)(b)	2,303,863	2,285,156
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.8411% 10/25/23 (a)(b)	638,606	638,338
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7256% 5/30/25 (a)(b)	1,225,000	1,221,938

TOTAL HOTELS		4,610,498

Insurance - 3.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6088% 11/22/23 (a)(b)	1,191,014	1,185,809
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0464% 5/10/25 (a)(b)	1,440,642	1,429,837
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7398% 1/25/24 (a)(b)	991,234	986,139
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 11/3/23 (a)(b)	1,797,023	1,792,530
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 11/3/24 (b)(d)	500,000	498,125
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.8435% 8/4/22 (a)(b)	2,188,874	2,183,402
3 month U.S. LIBOR + 6.000% 8.0935% 8/4/25 (a)(b)	2,425,000	2,458,344
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3595% 4/25/25 (a)(b)	2,045,000	2,031,462
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 5/16/24 (a)(b)	1,836,125	1,823,731
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 5.3435% 6/30/23 (a)(b)	491,250	487,934

TOTAL INSURANCE		14,877,313

Leisure - 2.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 5/31/25 (a)(b)	1,000,000	998,500
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 7/31/24 (a)(b)	1,129,325	1,127,213
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/28/25 (a)(b)	1,995,000	1,978,621
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/1/24 (a)(b)	2,807,956	2,767,605
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0935% 9/8/24 (a)(b)	250,000	255,625
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 3/8/24 (a)(b)	740,653	738,987
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.48% 4/18/25 (a)(b)	380,000	380,160
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0572% 6/10/22 (a)(b)	1,455,421	1,449,599
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (a)(b)	299,250	298,128
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 7/6/24 (a)(b)	992,500	993,741
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 12/15/24 (a)(b)	1,492,500	1,491,873

TOTAL LEISURE		12,480,052

Metals/Mining - 0.6%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 3/21/25 (a)(b)	693,263	692,396
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3435% 10/17/22 (b)	1,694,990	1,589,053
U.S. Silica Co. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.125% 5/1/25 (a)(b)	264,338	263,941

TOTAL METALS/MINING		2,545,390

Paper - 0.7%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (a)(b)	1,135,625	1,140,497
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.308% 12/29/23 (a)(b)	1,395,900	1,388,697
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/22/25 (a)(b)	750,000	747,810

TOTAL PAPER		3,277,004

Publishing/Printing - 2.8%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3351% 6/7/23 (a)(b)	2,235,606	2,048,374
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/18/19 (a)(b)	1,260,716	1,215,544
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0844% 11/3/23 (a)(b)	1,516,572	1,473,608
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 5/29/21 (a)(b)	1,455,000	1,353,878
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4857% 3/13/25 (a)(b)	688,275	683,973
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.0935% 5/4/22 (a)(b)	2,282,736	2,229,480
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6088% 6/1/22 (a)(b)	733,149	740,481
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 10/31/24 (a)(b)	412,925	412,235
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7303% 10/24/21 (a)(b)	971,985	975,630
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.4756% 8/24/22 (a)(b)	1,739,571	1,735,953

TOTAL PUBLISHING/PRINTING		12,869,156

Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 2/17/24 (a)(b)	1,204,969	1,198,944
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 2/14/21 (a)(b)	905,337	841,212
Houston Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6/26/25 (b)(d)	250,000	248,125
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8351% 3/16/26 (a)(b)	50,000	49,813
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3356% 3/16/25 (a)(b)	184,538	183,153
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8351% 4/3/25 (a)(b)	738,787	730,942
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.3435% 7/28/21 (a)(b)	987,264	982,328
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.2325% 2/1/25 (a)(b)	528,675	525,899

TOTAL RESTAURANTS		4,760,416

Services - 7.0%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 9/26/21 (a)(b)	567,796	426,557
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (a)(b)	1,195,000	1,149,064
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (a)(b)	2,243,050	2,201,307
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.35% 10/19/23 (a)(b)	1,466,250	1,462,951
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (a)(b)	1,995,000	1,991,269
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 4/2/25 (a)(b)	359,033	357,686
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 11/21/24 (a)(b)	578,546	580,959
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6107% 6/21/24 (a)(b)	1,237,500	1,238,428
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 11/7/23 (a)(b)	463,653	460,950
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3417% 11/14/22 (a)(b)	1,867,870	1,859,203
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2565% 11/17/24 (a)(b)	498,750	490,645
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 3/29/25 (a)(b)	488,775	488,286
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.35% 2/26/25 (a)(b)	309,225	307,970
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.35% 2/26/26 (a)(b)	25,000	24,875
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 11/21/24 (b)(d)	500,000	495,000
ION Trading Technologies Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9211% 11/21/24 (a)(b)	995,000	988,164
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 3/9/23 (a)(b)	406,467	404,182
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/13/22 (a)(b)	1,465,156	1,459,662
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 8/22/25 (a)(b)	500,000	505,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 4/26/24 (a)(b)	5,942,400	5,937,468
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/27/25 (a)(b)	1,840,388	1,826,585
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 5/2/22 (a)(b)	1,487,751	1,478,959
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.99% 1/29/25 (a)(b)	319,200	318,003
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.375% 5/4/22 (a)(b)	351,433	351,697
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1% 3/23/24 (a)(b)	478,938	476,342
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4756% 11/8/23 (a)(b)	985,000	982,124
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.3435% 10/3/23 (a)(b)	1,257,728	1,252,697
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6% 9/26/24 (a)(b)	416,895	415,461
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 5/14/22 (a)(b)	1,253,720	1,253,720
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.9803% 5/14/23 (a)(b)(f)	305,000	294,325
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 12/7/23 (a)(b)	985,000	981,720

TOTAL SERVICES		32,461,259

Steel - 0.2%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.09% 12/22/23 (a)(b)	402,975	401,867
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5819% 6/14/21 (a)(b)	685,316	683,602

TOTAL STEEL		1,085,469

Super Retail - 4.2%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9883% 7/2/22 (a)(b)	1,372,639	1,138,906
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9803% 9/25/24 (a)(b)	7,189,705	7,194,234
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.5296% 2/3/25 (a)(b)	497,877	502,233
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5296% 2/3/24 (a)(b)	2,917,739	2,914,821
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.48% 11/17/24 (a)(b)	860,712	861,788
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.31% 10/11/19 (a)(b)	348,702	306,857
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 8/19/23 (a)(b)	589,538	586,224
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5694% 6/23/23 (a)(b)	2,389,000	2,276,526
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.9923% 8/19/22 (a)(b)	1,398,418	1,396,222
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 1/26/23 (a)(b)	1,431,639	1,030,780
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.01% 3/11/22 (a)(b)	1,088,508	897,606
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 11/8/24 (a)(b)	239,397	240,345
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)	1,242,964	4,661

TOTAL SUPER RETAIL		19,351,203

Technology - 13.2%
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.81% 12/20/23 (a)(b)	210,000	210,395
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 12/20/22 (a)(b)	987,500	986,266
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7325% 2/28/25 (a)(b)	493,763	494,997
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 8/16/22 (a)(b)	432,948	431,866
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 4/30/25 (a)(b)	1,000,000	996,880
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0911% 3/20/24 (a)(b)	493,750	493,543
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.59% 12/15/21 (a)(b)	1,273,507	1,274,157
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 11/29/24 (a)(b)	748,125	746,255
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 9/7/23 (a)(b)	1,356,509	1,348,886
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5932% 1/26/25 (a)(b)(e)	34,355	34,097
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8435% 10/31/24 (a)(b)	1,680,788	1,678,334
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0747% 2/9/23 (a)(b)	1,797,515	1,793,776
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.33% 1/31/24 (a)(b)	318,822	320,018
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.24% 6/1/22 (a)(b)	1,424,672	1,419,330
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2303% 3/8/26 (a)(b)	110,000	110,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 3/8/25 (a)(b)	380,000	377,465
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8344% 12/2/24 (a)(b)	637,423	637,028
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (a)(b)	250,000	255,000
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0911% 7/10/22 (a)(b)	4,895,402	4,870,925
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.8435% 4/22/23 (a)(b)	382,485	381,720
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 2/15/24 (a)(b)	990,700	984,865
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 7/1/22 (a)(b)	435,589	436,042
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0935% 12/21/24 (a)(b)	419,196	418,148
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 2/1/22 (a)(b)	1,230,662	1,223,586
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (a)(b)	1,570,000	1,613,175
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3581% 11/1/23 (a)(b)	2,376,045	2,369,677
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.35% 1/20/24 (a)(b)	1,596,039	1,579,089
3 month U.S. LIBOR + 9.000% 11.1% 1/20/25 (a)(b)	500,000	472,085
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/16/22 (a)(b)	594,461	592,975
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 11/20/21 (a)(b)	149,625	148,877
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.8435% 6/21/24 (a)(b)	2,702,331	2,687,144
3 month U.S. LIBOR + 2.750% 4.8435% 6/21/24 (a)(b)	392,074	389,871
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6131% 2/7/25 (a)(b)	830,000	820,663
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5935% 9/29/24 (a)(b)	2,000,547	2,008,769
3 month U.S. LIBOR + 8.500% 10.5935% 9/29/25 (a)(b)	750,000	760,500
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8351% 9/15/24 (a)(b)	496,250	495,769
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/29/25 (a)(b)	1,500,000	1,496,880
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.3435% 12/1/24 (a)(b)	608,475	603,656
3 month U.S. LIBOR + 7.250% 9.3435% 12/1/25 (a)(b)	250,000	249,375
Omnitracs LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0851% 3/21/25 (a)(b)	500,000	493,440
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5844% 5/31/25 (a)(b)	1,000,000	993,880
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3344% 5/31/26 (a)(b)	485,000	481,363
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6/12/25 (b)(d)	715,000	709,638
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 3/3/23 (a)(b)	1,333,352	1,325,685
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5844% 9/30/22 (a)(b)	2,231,444	2,220,287
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 6/18/25 (b)(d)	240,000	239,851
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 6/25/26 (b)(d)	50,000	50,000
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 7/8/22 (a)(b)	557,456	559,005
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/9/25 (a)(b)	2,049,150	2,048,002
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/9/25 (a)(b)	775,220	774,786
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4934% 9/30/23 (a)(b)	1,140,860	1,138,726
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0464% 3/9/23 (a)(b)	1,246,875	1,244,282
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 5/1/24 (a)(b)	1,732,500	1,723,838
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6% 12/4/20 (a)(b)	252,139	251,902
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 5/12/21 (a)(b)	622,414	627,860
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4825% 9/28/24 (a)(b)	1,495,000	1,488,467
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0007% 4/4/25 (a)(b)	1,500,000	1,503,120
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 8/9/24 (b)(d)	1,246,875	1,240,416
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7/2/25 (b)(d)	2,000,000	1,986,260
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7/2/26 (b)(d)	750,000	743,438
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3529% 7/1/23 (a)(b)	910,882	909,998

TOTAL TECHNOLOGY		60,966,328

Telecommunications - 6.7%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0977% 7/15/25 (a)(b)	495,000	486,669
3 month U.S. LIBOR + 2.750% 5.0977% 1/31/26 (a)(b)	497,500	486,928
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.61% 5/25/24 (a)(b)	1,523,987	1,453,502
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.36% 12/22/23 (a)(b)	493,763	491,911
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.85% 3/31/21 (a)(b)	1,538,552	1,514,028
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.85% 6/15/24 (a)(b)	4,267,891	4,213,219
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.875% 5/31/25 (a)(b)	1,000,000	984,250
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8529% 11/27/23 (a)(b)	6,675,000	6,653,039
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.6029% 1/2/24 (a)(b)	1,000,000	1,036,560
Tranche B-5, term loan 6.625% 1/2/24	1,525,000	1,571,833
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3336% 2/22/24 (a)(b)	2,415,000	2,405,944
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 7/17/25 (a)(b)	956,587	949,413
Neustar, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 8/8/24 (a)(b)	280,269	280,269
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 2/10/24 (a)(b)	740,625	713,777
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/1/24 (a)(b)	1,540,620	1,517,265
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 2/2/26 (a)(b)	2,250,000	2,248,448
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 4/11/25 (a)(b)	500,000	496,250
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5935% 11/1/24 (a)(b)	1,243,750	1,248,029
3 month U.S. LIBOR + 8.250% 10.3435% 11/1/25 (a)(b)	500,000	499,875
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 7/31/25 (a)(b)	1,589,472	1,553,995

TOTAL TELECOMMUNICATIONS		30,805,204

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0769% 6/15/23 (a)(b)	412,428	415,521
Transportation Ex Air/Rail - 0.7%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3347% 9/9/22 (a)(b)	135,000	135,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0847% 9/9/23 (a)(b)	997,500	996,672
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.49% 6/22/22 (a)(b)	1,076,250	1,072,214
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.33% 9/14/20 (a)(b)	1,031,251	1,036,407

TOTAL TRANSPORTATION EX AIR/RAIL		3,240,293

Utilities - 2.3%
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.31% 11/28/24 (a)(b)	735,524	737,363
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.802% 11/13/21 (a)(b)	858,513	852,074
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6/26/25 (b)(d)	1,500,000	1,494,375
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6/25/25 (b)(d)	795,000	795,000
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.0911% 2/15/24 (a)(b)	888,751	879,588
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0844% 12/19/20 (a)(b)	1,855,447	1,832,254
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.49% 3/23/25 (a)(b)	472,727	473,711
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 8/4/23 (a)(b)	2,005,179	1,989,518
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0007% 11/30/23 (a)(b)	1,001,510	993,999
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3435% 12/14/23 (a)(b)	738,750	734,598

TOTAL UTILITIES		10,782,480

TOTAL BANK LOAN OBLIGATIONS
(Cost $427,977,878)		424,400,645

Nonconvertible Bonds - 3.0%
Aerospace - 0.0%
DAE Funding LLC 4% 8/1/20 (g)	250,000	247,188
Chemicals - 0.2%
TPC Group, Inc. 8.75% 12/15/20 (g)	760,000	752,400
Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.8477% 7/15/21 (a)(b)(g)	520,000	524,836
Energy - 0.7%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	475,000	470,844
7% 6/30/24	500,000	545,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(g)	1,000,000	1,000,372
6.875% 6/15/25 (g)	420,000	431,025
Denbury Resources, Inc.:
9% 5/15/21 (g)	150,000	158,580
9.25% 3/31/22 (g)	300,000	318,000
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (g)	290,000	296,525

TOTAL ENERGY		3,220,346

Food & Drug Retail - 0.0%
Albertsons Companies, Inc. 3 month U.S. LIBOR + 3.750% 6.0851% 1/15/24 (a)(b)(g)	250,000	250,625
Gaming - 0.2%
Stars Group Holdings BV 7% 7/15/26 (g)(h)	495,000	499,950
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	300,000	282,000

TOTAL GAMING		781,950

Healthcare - 0.7%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	425,475
Tenet Healthcare Corp.:
4.625% 7/15/24 (g)	1,500,000	1,420,800
7.5% 1/1/22 (g)	240,000	249,600
THC Escrow Corp. III 5.125% 5/1/25 (g)	500,000	475,313
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (g)	235,000	231,593
9% 12/15/25 (g)	315,000	326,813

TOTAL HEALTHCARE		3,129,594

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	325,000	328,250
7.25% 11/30/21 (g)	500,000	516,250

TOTAL LEISURE		844,500

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	500,000	527,500
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (c)(g)	760,000	273,600
Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	490,000	434,875
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	250,000	253,125

TOTAL SERVICES		688,000

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (g)	295,000	276,563
Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (g)	293,000	293,740
Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (g)	900,000	870,480
SFR Group SA:
6.25% 5/15/24 (g)	515,000	500,194
7.375% 5/1/26 (g)	855,000	835,934

TOTAL TELECOMMUNICATIONS		2,206,608

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	175,000	174,781
TOTAL NONCONVERTIBLE BONDS
(Cost $14,826,427)		14,192,231
	Shares	Value

Common Stocks - 1.2%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	18,200	1,999,270
Energy - 0.4%
Expro Holdings U.S., Inc. (f)	62,178	1,344,599
Expro Holdings U.S., Inc. (f)(g)	22,818	493,439

TOTAL ENERGY		1,838,038

Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	13,339	367,756
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	266,933
Telecommunications - 0.1%
Consolidated Communications Holdings, Inc.	24,820	306,775
Utilities - 0.1%
TexGen Power LLC (f)	25,327	709,156
TOTAL COMMON STOCKS
(Cost $5,983,230)		5,487,928

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (f)(i)
(Cost $29,756)	30,108	30,108

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 1.93% (j)
(Cost $34,586,858)	34,583,651	34,590,568
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $483,404,149)		478,701,480
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(15,752,553)
NET ASSETS - 100%		$462,948,927

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Non-income producing - Security is in default.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $93,879 and $83,886, respectively.

 (f) Level 3 security

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,281,976 or 2.7% of net assets.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$350,994
Fidelity Securities Lending Cash Central Fund	494
Total	$351,488

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$266,933	$266,933	$--	$--
Energy	1,838,038	--	--	1,838,038
Materials	2,367,026	2,367,026	--	--
Telecommunication Services	306,775	306,775	--	--
Utilities	709,156	--	--	709,156
Bank Loan Obligations	424,400,645	--	424,106,320	294,325
Corporate Bonds	14,192,231	--	14,192,231	--
Other	30,108	--	--	30,108
Money Market Funds	34,590,568	34,590,568	--	--
Total Investments in Securities:	$478,701,480	$37,531,302	$438,298,551	$2,871,627

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018